Loans, financing and debentures (Details) - Schedule of changes in loans and financing - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	R$ 514,113	R$ 285,853
Acquisition Agrifirma		123,862
Contracting	488,190	301,009
Payment of principal	(345,830)	(143,967)
Payment Interest	(16,491)	(86,013)
Appropriation of interest	27,035	23,710
Foreign exchange variation	(3,836)	9,659
Balance at end	663,181	514,113
Agricultural Cost Financing (Reais) [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	170,024	38,588
Acquisition Agrifirma
Contracting	35,856	166,346
Payment of principal	(12,939)	(38,185)
Payment Interest	(2,062)	(1,848)
Appropriation of interest	10,336	5,123
Foreign exchange variation
Balance at end	201,215	170,024
Agricultural Cost Financing (PYG) [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	36,049	18,364
Acquisition Agrifirma
Contracting	8,095	14,181
Payment of principal	(13,303)	(4,017)
Payment Interest	(2,919)	(1,020)
Appropriation of interest	2,809	2,007
Foreign exchange variation	(1,875)	6,534
Balance at end	28,856	36,049
Bahia Project Financing [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	10,254	28,534
Acquisition Agrifirma
Contracting
Payment of principal	(226)	(16,953)
Payment Interest	(8)	(2,864)
Appropriation of interest	353	1,537
Foreign exchange variation
Balance at end	10,373	10,254
Working Capital Financing [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	77,516
Acquisition Agrifirma		123,862
Contracting	185,000	77,000
Payment of principal	(237,000)	(63,777)
Payment Interest	(2,355)	(65,980)
Appropriation of interest	2,022	3,369
Foreign exchange variation	(1,953)	3,042
Balance at end	23,230	77,516
Financing of Machinery and Equipment – FINAME [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	230	5,542
Acquisition Agrifirma
Contracting
Payment of principal	(218)	(5,346)
Payment Interest	(8)	(481)
Appropriation of interest	4	433
Foreign exchange variation	(8)	82
Balance at end		230
Sugarcane Financing [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	73,290	43,482
Acquisition Agrifirma
Contracting	27,486	43,482
Payment of principal	(39,497)	(15,689)
Payment Interest	(2,582)	(2,194)
Appropriation of interest	3,295	4,208
Foreign exchange variation		1
Balance at end	61,992	73,290
Debentures [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	148,432	152,889
Acquisition Agrifirma
Contracting	240,000
Payment of principal	(42,647)
Payment Interest	(6,557)	(11,626)
Appropriation of interest	7,099	7,169
Foreign exchange variation
Balance at end	346,327	148,432
Transaction costs [Member]
Loans, financing and debentures (Details) - Schedule of changes in loans and financing [Line Items]
Balance at beginning	(1,682)	(1,546)
Acquisition Agrifirma
Contracting	(8,247)
Payment of principal
Payment Interest
Appropriation of interest	1,117	(136)
Foreign exchange variation
Balance at end	R$ (8,812)	R$ (1,682)